UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/11

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS
- DREYFUS NATURAL RESOURCES FUND (Class A, B, C and I)

FORM N-CSR

Item 1.      Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Natural Resources Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Natural Resources Fund, covering the six-month period from October 1, 2010, through March 31, 2011.

Equities throughout the world fared well over the past six months. International stock markets have rallied broadly since the fall of 2010, when new rounds of monetary stimulus from U.S. and foreign central banks gave investors confidence that the global economy was unlikely to slip back into recession. As a result, developed markets rebounded strongly from relatively depressed levels, while emerging markets added more moderately to their previous gains.Although political uprisings in the Middle East and the disasters in Japan injected some uncertainty into the investment climate, these events do not appear to have derailed the global market rally. Market sectors that tend to be sensitive to macroeconomic changes performed particularly well as commodity prices climbed and investors looked forward to better business conditions.

We currently expect most developed and emerging markets to adopt less stimulative fiscal and monetary policies over the remainder of 2011 as the global economy reaches the middle stages of its cycle. Moreover, in the wake of recent gains we believe that selectivity will become a more important determinant of investment success in international markets.We favor the core of Europe over more peripheral members of the European Union, and while we expect the emerging markets to grow faster than developed markets, the growth rate in China seems likely to moderate. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that 2011 has in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2010, through March 31, 2011, as provided by Robin Wehbe, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended March 31, 2011, Dreyfus Natural Resources Fund’s Class A shares produced a total return of 33.91%, Class B shares returned 33.32%, Class C shares returned 33.39% and Class I shares returned 34.12%.1 This compares with the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), which produced a total return of 17.31% for the same period.2 The S&P North American Natural Resources Sector Index, which more closely reflects the fund’s composition, returned 36.78% for the reporting period.3 Although stocks encountered heightened volatility early in the reporting period, a rally over the second half propelled equities to double-digit gains.The rally was especially pronounced among commodity produc-ers.The fund’s returns were higher than the S&P 500 Index, but lower than the S&P North American Natural Resources Sector Index due to several individual disappointments.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation, normally investing at least 80% of its assets in stocks of companies in natural resources and natural resource-related sectors. While the fund typically invests in U.S.-based companies, it may invest up to 45% of its total assets in foreign securities, including emerging market securities. The fund invests in growth and value stocks of any market capitalization, typically maintaining exposure to the major natural resources sectors. Using fundamental research and direct management contact, we seek stocks of companies with strong positions in their natural resources sector, sustained achievement records and strong financial conditions.We also look for special situations, such as corporate restructurings, turnarounds or management changes that could increase the stock price.

Improved Economic Confidence Fueled a Market Rally

The U.S. economic recovery gained traction in the fall of 2010 after a new round of quantitative easing of monetary policy eased investors’

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

economic worries and stoked renewed inflation concerns. As a result, investors began to look forward to better business conditions. A more optimistic investment outlook subsequently was reinforced by improvements in employment and consumer spending, as well as by better-than-expected corporate earnings across a number of industry groups.

Later in the fall, the resolution of U.S. midterm elections and the passage of fiscally stimulative tax legislation lent further support to the stock market. However, the rally was interrupted in February when political unrest in the Middle East led to sharply higher energy prices, and again in March when Japan suffered a devastating earthquake and tsunami. Still, stocks proved resilient, ending the reporting period with significant gains. Natural resources stocks ranked among the market’s greatest gainers, mainly due to rising commodity prices.

Emphasis on Energy Stocks Bolstered Returns

The fund fared well in this favorable market environment, participating to a significant degree in the relative strength of natural resources stocks. However, the fund’s performance compared to the S&P North American Natural Resources Sector Index was undermined by a handful of individual disappointments. Most significantly, the fund did not own oilfield services provider Baker Hughes, which benefited from a recent merger and increased U.S. production of natural gas. In addition, gold producer Newmont Mining lost value during the reporting period as a widely anticipated turnaround has not yet materialized.

On a more positive note, the fund’s emphasis on energy services providers boosted relative performance. Rising oil and gas prices benefited exploration-and-production companies such as Pioneer Natural Resources, Concho Resources and Anadarko Petroleum, as well as energy services providers Schlumberger and Halliburton. The fund also avoided relative weakness in mining company Barrick Gold, as gold producers generally lagged market averages after achieving robust gains in previous reporting periods.

Anticipating a Return to Fundamentals

We are optimistic regarding the prospects for the global economy and producers of natural resources. Although the recent surge in energy prices may prove unsustainable over the long term, we believe that oil prices are unlikely to retreat all the way to previous levels as demand rises for an increasingly limited supply of crude oil. In contrast, natural gas prices have remained relatively inexpensive due to ample domestic reserves that became more accessible through new drilling technologies. Precious metals such as gold also have reached new highs, primarily due to elevated levels of geopolitical uncertainty.

Consequently, we have increased the fund’s exposure to energy producers, including some of the world’s major integrated energy companies that have attractive refinery assets.We have maintained an emphasis on energy services companies, where we increasingly have found opportunities among offshore drillers as the impact of the 2010 oil spill in the Gulf of Mexico fades. In our judgment, these strategies potentially position the fund well as the global economy moves to a more mature phase of its cycle.

April 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries.The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, domestic and international politics.
Securities of companies within specific natural resources sectors can perform differently from the overall market.This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments, which affect those sectors emphasized by the fund.
Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
3	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The S&P North American Natural Resources Sector is an equity benchmark for U.S.-traded natural resources-related stocks.The index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations. It is a modified capitalization-weighted index, and component companies must meet objective criteria for inclusion.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Natural Resources Fund from October 1, 2010 to March 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2011
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$10.15	$15.36	$14.61	$8.35
Ending value (after expenses)	$1,339.10	$1,333.20	$1,333.90	$1,341.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2011
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$8.75	$13.24	$12.59	$7.19
Ending value (after expenses)	$1,016.26	$1,011.77	$1,012.42	$1,017.80

† Expenses are equal to the fund’s annualized expense ratio of 1.74% for Class A, 2.64% for Class B, 2.51% for Class C and 1.43% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
M a r c h 3 1 , 2 0 1 1 ( U n a u d i t e d )

Common Stocks—98.4%	Shares	Value ($)
Energy—78.4%
Alpha Natural Resources	4,930[a,b]	292,694
Anadarko Petroleum	16,150	1,323,008
Apache	9,460	1,238,503
Cameron International	15,380[a]	878,198
Canadian Natural Resources	19,320	954,988
Cenovus Energy	12,270	483,193
Chevron	13,380	1,437,413
Concho Resources	6,349[a]	681,248
ConocoPhillips	29,870	2,385,418
Consol Energy	6,260	335,724
Continental Resources	4,477[a]	319,971
Diamond Offshore Drilling	2,550[b]	198,135
ENSCO, ADR	6,100	352,824
EOG Resources	8,300	983,633
Exxon Mobil	23,800	2,002,294
Halliburton	29,600	1,475,264
Helmerich & Payne	5,280	362,683
Hess	7,260	618,625
Marathon Oil	14,920	795,385
National Oilwell Varco	13,650	1,082,036
Newfield Exploration	10,340[a]	785,943
Occidental Petroleum	18,980	1,983,220
Peabody Energy	6,750	485,730
Pioneer Natural Resources	6,820	695,094
Schlumberger	30,940	2,885,464
Spectra Energy	8,700	236,466
Suncor Energy	26,090	1,169,876
Transocean	3,564[a]	277,814
Whiting Petroleum	6,770[a]	497,257
Williams	11,950	372,601
		27,590,702

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrials—2.2%
Fluor	5,670	417,652
Owens Corning	10,120[a]	364,219
		781,871
Materials—17.8%
Alcoa	38,210	674,407
Ball	4,260	152,721
BHP Billiton, ADR	4,540	435,295
Crown Holdings	6,180[a]	238,424
Eagle Materials	13,470	407,602
Eastman Chemical	3,110	308,885
Freeport-McMoRan Copper & Gold	11,570	642,714
Goldcorp	16,820	837,636
Mosaic	4,280	337,050
Newmont Mining	10,520	574,182
Packaging Corp. of America	7,960	229,964
Potash Corp of Saskatchewan	5,930	349,455
Temple-Inland	16,910	395,694
United States Steel	8,600[b]	463,884
Yamana Gold	16,910	208,162
		6,256,075
Total Common Stocks
(cost $24,435,139)		34,628,648

Other Investment—1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $571,000)	571,000[c]	571,000

Investment of Cash Collateral
for Securities Loaned—2.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $900,816)	900,816[c]	900,816

Total Investments (cost $25,906,955)	102.6%	36,100,464
Liabilities, Less Cash and Receivables	(2.6%)	(929,910)
Net Assets	100.0%	35,170,554

ADR—American Depository Receipts
a Non-income producing security.
b Security, or portion thereof, on loan.At March 31, 2011, the value of the fund’s securities on loan was $859,242 and the value of the collateral held by the fund was $900,816.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Energy	78.4	Industrials	2.2
Materials	17.8
Money Market Investments	4.2		102.6

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
M a r c h 3 1 , 2 0 1 1 ( U n a u d i t e d )

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $859,242)—Note 1(c):
Unaffiliated issuers			24,435,139	34,628,648
Affiliated issuers			1,471,816	1,471,816
Cash				110,503
Cash denominated in foreign currencies			3	3
Dividends receivable				25,167
Receivable for shares of Beneficial Interest subscribed				21,989
Prepaid expenses				28,825
				36,286,951
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				42,584
Liability for securities on loan—Note 1(c)				900,816
Payable for shares of Beneficial Interest redeemed				125,355
Accrued expenses				47,642
				1,116,397
Net Assets ($)				35,170,554
Composition of Net Assets ($):
Paid-in capital				33,290,516
Accumulated Investment (loss)—net				(91,365)
Accumulated net realized gain (loss) on investments				(8,222,106)
Accumulated net unrealized appreciation
(depreciation) on investments				10,193,509
Net Assets ($)				35,170,554

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	24,661,890	1,267,072	6,238,962	3,002,630
Shares Outstanding	807,683	43,978	215,161	96,323
Net Asset Value Per Share ($)	30.53	28.81	29.00	31.17
See notes to financial statements.

STATEMENT OF OPERATIONS
S i x M o n t h s E n d e d M a r c h 3 1 , 2 0 1 1 ( U n a u d i t e d )

Investment Income ($):
Income:
Cash dividends (net of $2,515 foreign taxes withheld at source):
Unaffiliated issuers	194,284
Affiliated issuers	364
Income from securities lending—Note 1(c)	1,028
Total Income	195,676
Expenses:
Management fee—Note 3(a)	113,731
Shareholder servicing costs—Note 3(c)	57,781
Registration fees	25,724
Distribution fees—Note 3(b)	25,613
Auditing fees	19,956
Legal fees	19,815
Prospectus and shareholders’ reports	9,688
Custodian fees—Note 3(c)	6,668
Trustees’ fees and expenses—Note 3(d)	441
Loan commitment fees	287
Miscellaneous	7,394
Total Expenses	287,098
Less—reduction in fees due to earnings credits—Note 3(c)	(57)
Net Expenses	287,041
Investment (Loss)—Net	(91,365)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,820,514
Net unrealized appreciation (depreciation) on investments	5,775,723
Net Realized and Unrealized Gain (Loss) on Investments	8,596,237
Net Increase in Net Assets Resulting from Operations	8,504,872
See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010
Operations ($):
Investment (loss)—net	(91,365)	(213,188)
Net realized gain (loss) on investments	2,820,514	587,689
Net unrealized appreciation
(depreciation) on investments	5,775,723	808,204
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,504,872	1,182,705
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,250,793	6,820,102
Class B Shares	34,003	168,471
Class C Shares	963,223	973,468
Class I Shares	1,748,830	1,656,949
Cost of shares redeemed:
Class A Shares	(2,932,993)	(12,294,516)
Class B Shares	(753,718)	(803,458)
Class C Shares	(777,412)	(1,671,050)
Class I Shares	(1,518,795)	(497,751)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	2,013,931	(5,647,785)
Total Increase (Decrease) in Net Assets	10,518,803	(4,465,080)
Net Assets ($):
Beginning of Period	24,651,751	29,116,831
End of Period	35,170,554	24,651,751
Undistributed investment (loss)—net	(91,365)	—

	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010
Capital Share Transactions:
Class Aa
Shares sold	191,590	304,777
Shares redeemed	(108,243)	(547,434)
Net Increase (Decrease) in Shares Outstanding	83,347	(242,657)
Class Ba
Shares sold	1,243	8,103
Shares redeemed	(29,863)	(37,966)
Net Increase (Decrease) in Shares Outstanding	(28,620)	(29,863)
Class C
Shares sold	36,714	44,825
Shares redeemed	(30,257)	(78,720)
Net Increase (Decrease) in Shares Outstanding	6,457	(33,895)
Class I
Shares sold	62,008	71,175
Shares redeemed	(53,051)	(22,138)
Net Increase (Decrease) in Shares Outstanding	8,957	49,037

a	During the period ended March 31, 2011, 15,626 Class B shares representing $384,361, were automatically converted to 14,788 Class A shares and during the period ended September 30, 2010, 15,135 Class B shares representing $321,601, were automatically converted to 14,422 Class A shares.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2011			Year Ended September 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	22.80	21.78	25.14	31.84	22.99	24.40
Investment Operations:
Investment (loss)—net[a]	(.06)	(.13)	(.09)	(.23)	(.21)	(.13)
Net realized and unrealized
gain (loss) on investments	7.79	1.15[b]	(3.27)	(3.95)	9.97	.31
Total from Investment Operations	7.73	1.02	(3.36)	(4.18)	9.76	.18
Distributions:
Dividends from
investment income—net	—	—	—	—	—	(.35)
Dividends from net realized
gain on investments	—	—	—	(2.52)	(.91)	(1.24)
Total Distributions	—	—	—	(2.52)	(.91)	(1.59)
Net asset value, end of period	30.53	22.80	21.78	25.14	31.84	22.99
Total Return (%)[c]	33.91[d]	4.68	(13.33)	(14.56)	43.63	.88
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.74[e]	1.79	2.01	1.44	1.69	1.70
Ratio of net expenses
to average net assets	1.74[e]	1.79	2.00	1.43	1.68	1.50
Ratio of net investment (loss)
to average net assets	(.46)[e]	(.59)	(.49)	(.69)	(.80)	(.52)
Portfolio Turnover Rate	34.67[d]	58.38	73.49	71.32	55.94	69.92
Net Assets, end of period
($ x 1,000)	24,662	16,516	21,061	23,268	16,435	15,423

a	Based on average shares outstanding at each month end.
b	Amount includes litigation proceeds received by the fund amounting to $.03 per share for the year ended
September 30, 2010.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

Six Months Ended
March 31, 2011			Year Ended September 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	21.61	20.81	24.20	30.97	22.55	24.10
Investment Operations:
Investment (loss)—net[a]	(.17)	(.30)	(.22)	(.46)	(.40)	(.31)
Net realized and unrealized
gain (loss) on investments	7.37	1.10[b]	(3.17)	(3.79)	9.73	.29
Total from Investment Operations	7.20	.80	(3.39)	(4.25)	9.33	(.02)
Distributions:
Dividends from
investment income—net	—	—	—	—	—	(.29)
Dividends from net realized
gain on investments	—	—	—	(2.52)	(.91)	(1.24)
Total Distributions	—	—	—	(2.52)	(.91)	(1.53)
Net asset value, end of period	28.81	21.61	20.81	24.20	30.97	22.55
Total Return (%)[c]	33.32[d]	3.85	(14.01)	(15.20)	42.55	.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.64[e]	2.59	2.84	2.21	2.47	2.49
Ratio of net expenses
to average net assets	2.64[e]	2.59	2.82	2.20	2.47	2.25
Ratio of net investment (loss)
to average net assets	(1.37)[e]	(1.41)	(1.32)	(1.42)	(1.57)	(1.29)
Portfolio Turnover Rate	34.67[d]	58.38	73.49	71.32	55.94	69.92
Net Assets, end of period
($ x 1,000)	1,267	1,569	2,132	4,113	5,407	6,172

a	Based on average shares outstanding at each month end.
b	Amount includes litigation proceeds received by the fund amounting to $.03 per share for the year ended
September 30, 2010.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2011			Year Ended September 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	21.74	20.92	24.31	31.08	22.63	24.15
Investment Operations:
Investment (loss)—net[a]	(.16)	(.29)	(.21)	(.45)	(.40)	(.31)
Net realized and unrealized
gain (loss) on investments	7.42	1.11[b]	(3.18)	(3.80)	9.76	.31
Total from Investment Operations	7.26	.82	(3.39)	(4.25)	9.36	—
Distributions:
Dividends from
investment income—net	—	—	—	—	—	(.28)
Dividends from net realized
gain on investments	—	—	—	(2.52)	(.91)	(1.24)
Total Distributions	—	—	—	(2.52)	(.91)	(1.52)
Net asset value, end of period	29.00	21.74	20.92	24.31	31.08	22.63
Total Return (%)[c]	33.39[d]	3.92	(13.95)	(15.17)	42.58	.09
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.51[e]	2.55	2.79	2.19	2.41	2.42
Ratio of net expenses
to average net assets	2.51[e]	2.55	2.77	2.18	2.41	2.25
Ratio of net investment (loss)
to average net assets	(1.22)[e]	(1.35)	(1.26)	(1.40)	(1.52)	(1.28)
Portfolio Turnover Rate	34.67[d]	58.38	73.49	71.32	55.94	69.92
Net Assets, end of period
($ x 1,000)	6,239	4,536	5,075	7,575	5,521	4,377

a	Based on average shares outstanding at each month end.
b	Amount includes litigation proceeds received by the fund amounting to $.03 per share for the year ended
September 30, 2010.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

Six Months Ended
March 31, 2011			Year Ended September 30,
Class I Shares	(Unaudited)	2010	2009	2008	2007[a]	2006
Per Share Data ($):
Net asset value,
beginning of period	23.24	22.13	25.45	32.14	23.14	24.53
Investment Operations:
Investment (loss)—net[b]	(.02)	(.06)	(.04)	(.15)	(.15)	(.07)
Net realized and unrealized
gain (loss) on investments	7.95	1.17[c]	(3.28)	(4.02)	10.06	.29
Total from Investment Operations	7.93	1.11	(3.32)	(4.17)	9.91	.22
Distributions:
Dividends from
investment income—net	—	—	—	—	—	(.37)
Dividends from net realized
gain on investments	—	—	—	(2.52)	(.91)	(1.24)
Total Distributions	—	—	—	(2.52)	(.91)	(1.61)
Net asset value, end of period	31.17	23.24	22.13	25.45	32.14	23.14
Total Return (%)	34.12[d]	5.02	(13.05)	(14.35)	44.01	1.12
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.43[e]	1.50	1.72	1.23	1.45	1.38
Ratio of net expenses
to average net assets	1.43[e]	1.50	1.70	1.22	1.45	1.25
Ratio of net investment (loss)
to average net assets	(.11)[e]	(.26)	(.21)	(.43)	(.57)	(.28)
Portfolio Turnover Rate	34.67[d]	58.38	73.49	71.32	55.94	69.92
Net Assets, end of period
($ x 1,000)	3,003	2,031	848	829	697	573

a	Effective June 1, 2007, Class R shares were redesignated to Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount includes litigation proceeds received by the fund amounting to $.03 per share for the year ended
September 30, 2010.
d	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Natural Resources Fund (the “fund”) is a separate non-diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	29,837,219	—	—	29,837,219
Equity Securities—
Foreign†	4,791,429	—	—	4,791,429
Mutual Funds	1,471,816	—	—	1,471,816
† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at March 31, 2011.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2011, The Bank of New York Mellon earned $441 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended March 31, 2011 were as follows:

Affiliated Investment Company	Value 9/30/2010 ($)	Purchases ($)	Sales ($)	Value 3/31/2011 ($)	Net Assets (%)
Dreyfus
Institutional
Preferred Plus
Money Market
Fund	82,000	4,193,000	3,704,000	571,000	1.6
Dreyfus
Institutional
Cash Advantage
Plus Fund	554,928	9,634,650	9,288,762	900,816	2.6
Total	636,928	13,827,650	12,992,762	1,471,816	4.2

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $10,873,398 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2010. If not applied, $4,060,559 of the carryover expires in fiscal 2017 and $6,812,839 expires in fiscal 2018.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on March 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended March 31, 2011, the Distributor retained $4,014 from commissions earned on sales of the fund’s Class A shares and $301 and $233 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended March 31, 2011, Class B and Class C shares were charged $5,323 and $20,290, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2011, Class A, Class B and Class C shares were charged $25,814, $1,774 and $6,764, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2011, the fund was charged $10,510 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2011, the fund was charged $872 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $57.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2011, the fund was charged $6,668 pursuant to the custody agreement.

During the period ended March 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $21,934, Rule 12b-1 distribution plan fees $4,632, shareholder services plan fees $6,597, custodian fees $6,008, chief compliance officer fees $1,957 and transfer agency per account fees $1,456.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2011, amounted to $11,731,816 and $10,443,657, respectively.

At March 31, 2011, accumulated net unrealized appreciation on investments was $10,193,509, consisting of $10,278,111 gross unrealized appreciation and $84,602 gross unrealized depreciation.

At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	27

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: May 24, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: May 24, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)